UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

         Investment Company Act file number      811-10145
                                            ----------------------------------

                              BAILLIE GIFFORD FUNDS
                      ------------------------------------
               (Exact name of registrant as specified in charter)

               1 Greenside Row, Edinburgh, Scotland, UK, EH1 3AN
               -------------------------------------------------
             (Address of principal executive offices) (Zip code)

                               Angus N G Macdonald
                1 Greenside Row, Edinburgh, Scotland, UK, EH1 3AN
                -------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:    011-44-131-275-2000
                                                   -----------------------------

                      Date of fiscal year end: December 31
                                              --------------

                     Date of reporting period: June 30, 2005
                                              ----------------

The registrant, an open-end investment company registered pursuant to Section 8(b) of the Investment Company Act of 1940 (the "Act"), has not filed a registration statement that has gone effective under the Securities Act of 1933 (the "1933 Act") because beneficial interests in the registrant are issued and sold solely in private transactions that do not involve any public offering within the meaning of Section 4(2) of the 1933 Act. Accordingly, this report is not filed under Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934.

ITEM 1. REPORTS TO STOCKHOLDERS.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

--------------------------------------------------------------------------------

BAILLIE GIFFORD INTERNATIONAL EQUITY
AND EMERGING MARKETS FUNDS
Semi-Annual Report
June 30, 2005 (Unaudited)

INDEX

BAILLIE GIFFORD INTERNATIONAL EQUITY AND EMERGING MARKETS FUNDS
--------------------------------------------------------------------------------

                                                                     PAGE NUMBER

FUND EXPENSES                                                           1 - 3

INTERNATIONAL EQUITY FUND

         Schedule of Portfolio Investments                              4 - 6

         Industry Diversification Table                                     7

         Statement of Assets and Liabilities                                8

         Statement of Operations                                            9

         Statements of Changes in Net Assets                               10

         Financial Highlights

                  Selected Data for Class I                                11

                  Selected Data for Class III                              12

EMERGING MARKETS FUND

         Schedule of Portfolio Investments                            13 - 15

         Industry Diversification Table                                    16

         Statement of Assets and Liabilities                               17

         Statement of Operations                                           18

         Statements of Changes in Net Assets                               19

         Financial Highlights

                  Selected Data for Class II                               20

                  Selected Data for Class III                              21

         Notes to Financial Statements                                22 - 28

INVESTMENT ADVISORY AGREEMENT CONTRACT                                     29

FUND EXPENSES (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, which may include purchase premiums and redemption fees and (2) ongoing costs, including management fees, shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in the other mutual funds.

The example is based on an investment of $1,000,000 (the minimum investment requirement) invested at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide the account value by $1,000,000 (for example, an $8,600,000 account value divided by $1,000,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 ANNUALIZED        EXPENSES PAID
                                                              BEGINNING          ENDING        EXPENSE RATIO           DURING
                                                               ACCOUNT           ACCOUNT      BASED ON PERIOD          PERIOD
                                                                VALUE             VALUE         01/01/05 TO         01/01/05 TO
                                                               01/01/05         06/30/05          06/30/05            06/30/05
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
BAILLIE GIFFORD EMERGING MARKETS FUND - CLASS II
     Actual                                                 $1,000,000.00     $1,086,745.16        1.10%             $5,668.49
     Hypothetical (5% return before expenses)               $1,000,000.00     $1,019,361.67        1.10%             $5,485.45
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
BAILLIE GIFFORD EMERGING MARKETS FUND - CLASS III
     Actual                                                 $1,000,000.00     $1,087,901.79        0.96%             $4,962.12
     Hypothetical (5% return before expenses)               $1,000,000.00     $1,020,041.31        0.96%             $4,800.84
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
BAILLIE GIFFORD INTERNATIONAL EQUITY FUND - CLASS I (1)
     Actual                                                 $1,000,000.00     $1,001,585.48        0.71%             $3,522.17
     Hypothetical (5% return before expenses)               $1,000,000.00     $1,021,275.14        0.71%             $3,556.82
----------------------------------------------------------------------------------------------------------------------------------



* Expenses are calculated using the annualized expense ratio for the Funds, which represents the ongoing expenses as a percentage of net assets for the six-months ended 06/30/05. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one-year data in the financial highlights.

(1) As described in footnote E, a shareholder owning 98.4% of the shares of the International Equity Fund, and 100% of the Class III shares of such Fund, as of 12/31/04, redeemed all of its shares on 2/2/05. In addition, the contractual expense waiver in effect for the International Equity Fund through 12/31/04 has not been renewed by Baillie Gifford Overseas Limited. As a result of these changes, expenses for the current fiscal year will be higher. If the estimated expense ratio for Class I shares for the current fiscal year (2.49%) had been in place throughout the period from 1/01/05 to 6/30/05, actual expenses would have been $12,357.46 and hypothetical expenses would have been $12,500.75 under "Expenses Paid During Period 01/01/05 to 06/30/05" in the table above. There are currently no Class III shares of the International Equity Fund outstanding.

A description of the Funds' proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling Baillie Gifford Overseas Limited at 011-44-131-275-2000 or on the Securities and Exchange Commission's website at http://www.sec.gov.

Information regarding how the Funds' voted proxies relating to portfolio securities, during the most recent 12-month period ended June 30, is also available, call collect and upon request by calling Baillie Gifford Overseas Limited at 011-44-131-275-2000 or by accessing the Funds' Form N-PX on the Commission's website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Commission's website at http://www.sec.gov. The Funds' Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)              BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

COMPANY                                       SHARES         U.S. $ VALUE
--------------------------------------------------------------------------------

COMMON STOCKS--95.3%
AUSTRALIA--4.4%

Australia and New Zealand Banking Group Ltd.   3,225           $ 53,467
BHP Billiton Ltd.                              6,484             89,705
Brambles Industries Ltd.                       5,000             31,138
Foster's Group Ltd.                            7,642             30,990
John Fairfax Holdings Ltd.                     4,750             15,569
Westfield Holdings Ltd.                        2,565             34,685
Woodside Petroleum Ltd.                        1,962             43,744
Woolworths Ltd.                                2,878             36,219
                                                          --------------
                                                                335,517
                                                          --------------
BELGIUM--0.4%
Groupe Bruxelles Lambert SA                      306             26,525
                                                          --------------

BRAZIL--3.0%
Petroleo Brasileiro SA ADR                     3,893            185,549
Tele Norte Leste Participacoes SA ADR          2,700             44,955
                                                          --------------
                                                                230,504
                                                          --------------
CHINA--0.6%
CNOOC Ltd.                                    79,713             47,684
                                                          --------------

DENMARK--2.3%
Danske Bank A/S                                5,854            176,182
                                                          --------------

FINLAND--1.3%
Kone Oyj, Class B (a)                          1,602             96,003
                                                          --------------

FRANCE--12.9%
Essilor International SA                       2,325            159,034
Eurazeo                                        1,432            122,656
L'Oreal SA                                     1,682            120,855
Pernod-Ricard SA                                 552             88,213
Sanofi-Aventis                                 1,801            148,048
TotalFinaElf SA                                1,079            253,812
Vivendi Universal SA                           2,836             89,474
                                                          --------------
                                                                982,092
                                                          --------------
GERMANY--6.0%
Adidas-Salomon AG                                483             81,162
Celesio AG                                       881             69,115
RWE AG                                         1,995            128,974
SAP AG                                         1,004            175,395
                                                          --------------
                                                                454,646
                                                          --------------
HONG KONG--3.0%
Boc Hong Kong Holdings Ltd.                   24,523             46,375
Cheung Kong (Holdings) Ltd.                    7,853             76,527
Hang Seng Bank Ltd.                            1,742             23,755
Hong Kong Exchanges and Clearing Ltd.          6,808             17,604
Li & Fung Ltd.                                10,797             22,432
Sun Hung Kai Properties Ltd.                   4,100             40,481
                                                          --------------
                                                                227,174
                                                          --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)              BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

COMPANY                                       SHARES         U.S. $ VALUE
--------------------------------------------------------------------------------

IRELAND--3.2%
Allied Irish Banks Plc.                        5,593          $ 120,324
CRH Plc.                                       4,786            126,081
                                                          --------------
                                                                246,405
                                                          --------------
ITALY--2.8%
Eni SpA                                        4,119            106,266
Riunione Adriatica di Sicurta SpA              5,637            109,805
                                                          --------------
                                                                216,071
                                                          --------------
JAPAN--17.8%
Asahi Glass Co., Ltd.                         11,000            115,748
Bridgestone Corp.                              4,000             77,069
Canon, Inc.                                    2,000            105,406
Daikin Industries Ltd.                         2,000             50,086
Japan Tobacco, Inc.                                9            120,206
Kao Corp.                                      3,000             70,797
KDDI Corp.                                        10             46,295
Keyence Corp.                                    400             89,739
Mitsui & Co., Ltd.                            11,000            104,232
Mitsui O.S.K. Lines Ltd.                      12,000             74,181
Mitsui Sumitomo Insurance Co., Ltd.            9,000             81,139
NIDEC Corp.                                      600             63,568
Nissan Motor Co., Ltd.                         7,900             78,280
Promise Co., Ltd.                              1,250             80,205
Sumitomo Realty & Development Co., Ltd.        3,000             33,679
Tokyu Corp.                                   10,000             44,942
UFJ Holdings, Inc. (a)                            13             67,810
Yamada Denki Co., Ltd.                         1,000             57,576
                                                          --------------
                                                              1,360,958
                                                          --------------
NETHERLANDS--0.6%
Philips Electronics NV                         1,823             46,127
                                                          --------------

NEW ZEALAND--0.4%
Telecom Corp. of New Zealand Ltd.              7,515             31,426
                                                          --------------

RUSSIA--0.5%
Mobile TeleSystems ADR                         1,200             40,380
                                                          --------------

SINGAPORE--0.9%
Keppel Corp., Ltd.                             3,000             22,225
Singapore Press Holdings Ltd.                  8,074             20,576
Venture Corp., Ltd.                            2,375             22,521
                                                          --------------
                                                                 65,322
                                                          --------------
SOUTH KOREA --0.5%
Samsung Electronics Co., Ltd. GDR                170             40,672
                                                          --------------

SPAIN--2.6%
Altadis SA                                     2,263             94,985
Banco Popular Espanol SA                       8,600            104,012
                                                          --------------
                                                                198,997
                                                          --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)              BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

COMPANY                                       SHARES         U.S. $ VALUE
--------------------------------------------------------------------------------

SWEDEN--6.3%
Atlas Copco AB, Class B                        8,825          $ 127,138
Getinge AB, Class B                            6,471             88,253
Sandvik AB                                     1,912             71,128
Sandvik AB (a)                                    79              4,128
Svenska Handelsbanken AB, Class A              5,376            109,806
Telefonaktiebolaget LM Ericsson, Class B      25,885             83,201
                                                          --------------
                                                                483,654
                                                          --------------
SWITZERLAND--4.4%
ABB Ltd. (a)                                  22,473            147,352
UBS AG-R                                       2,453            191,476
                                                          --------------
                                                                338,828
                                                          --------------
UNITED KINGDOM--21.4%
Barclays Plc.                                  8,929             88,906
BG Group Plc.                                  7,940             65,325
Billiton Plc.                                  5,383             68,699
BP Plc.                                       13,869            144,433
British American Tobacco Plc.                  4,976             95,971
Capita Group Plc.                              5,652             37,282
Carnival Plc.                                  2,738            155,428
GlaxoSmithKline Plc.                           5,896            142,777
Hays Plc.                                     21,000             48,746
Hilton Group Plc.                             15,499             79,523
Imperial Tobacco Group Plc.                    4,195            113,015
Kingfisher Plc.                               16,000             70,551
Next Plc.                                      2,011             54,394
Royal Bank of Scotland Group Plc.              3,483            105,259
Standard Chartered Plc.                        3,784             69,183
Vodafone Group Plc.                           95,321            232,367
Wolseley Plc.                                  2,992             62,962
                                                          --------------
                                                              1,634,821
                                                          --------------
TOTAL COMMON STOCKS
   (cost $5,703,615)                                          7,279,988
                                                          --------------

PREFERRED STOCKS--1.7%
GERMANY--1.7%
Porsche AG                                       171            128,664
   (cost $58,369)                                         --------------

MUTUAL FUNDS--3.3%
UNITED KINGDOM--3.3%
Baillie Gifford Emerging Markets
  Growth Fund 'C' Accum*                       8,012            163,870
Baillie Gifford Japanese Smaller
  Cos. Fund 'C' Accum*                        30,558             90,377
                                                          --------------
TOTAL MUTUAL FUNDS
   (cost $183,192)                                              254,247
                                                          --------------

TOTAL INVESTMENTS
   (cost $5,945,176)--100.3%                                  7,662,899
Liabilities in excess of other
  assets - (0.3%)                                               (23,468)
                                                          --------------
NET ASSETS--100%                                            $ 7,639,431
                                                          ==============

(a) Non-income producing security.
ADR - American Depositary Receipt.
GDR - Global Depositary Receipt.
Plc. - Public Limited Company.
* Affiliated investments.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

INDUSTRY DIVERSIFICATION
JUNE 30, 2005 (UNAUDITED)              BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
                                                               % OF TOTAL
                                            U.S. $ VALUE       NET ASSETS
                                            ------------       ----------

Automobiles & Parts                         $   284,013           3.7%
Banks                                         1,156,555           15.1
Beverages                                       119,203            1.6
Construction & Building Materials               304,791            4.0
Diversified Industrials                         104,232            1.4
Electronic & Electrical Equipment               515,385            6.7
Engineering & Machinery                         370,708            4.8
Food & Drug Retailers                            36,219            0.5
Health                                          247,287            3.2
Household Goods & Textiles                      103,594            1.4
Information Technology Hardware                  83,201            1.1
Insurance                                       190,944            2.5
Investment Companies                            149,181            2.0
Leisure, Entertainment & Hotels                 234,951            3.1
Media & Photography                             125,619            1.6
Mining & Metals                                 158,404            2.1
Oil & Gas                                       846,813           11.1
Open-Ended Investment Cos.                      254,247            3.3
Personal Care & Household Products              191,652            2.5
Pharmaceuticals                                 359,940            4.7
Real Estate                                     185,372            2.4
Retailers-General                               182,521            2.4
Software & Computer Technology                  175,395            2.3
Specialty & Other Finance                        97,809            1.3
Support Services                                117,166            1.5
Telecommunication Services                      395,423            5.2
Tobacco                                         424,177            5.5
Transportation                                  119,123            1.6
Utilities                                       128,974            1.7
                                            ------------       --------

Total Value of Investments                    7,662,899         100.3%
Liabilities in excess of other assets           (23,468)         (0.3%)
                                            ------------       --------
Net Assets                                  $ 7,639,431         100.0%
                                            ============       ========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005 (UNAUDITED)              BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

ASSETS
       Investments, at value (cost $5,945,176)     $ 7,662,899
       Foreign cash, at value (cost $39,705)            39,341
       Cash                                             13,495
       Receivable for capital stock sold               125,943
       Dividends receivable                             13,744
       Tax reclaims receivable                          11,960
       Other assets                                     21,772
                                                 --------------

       Total Assets                                  7,889,154
                                                 --------------

LIABILITIES
       Dividend payable                                 59,824
       Advisory fee payable                            129,299
       Servicing fee payable                             2,995
       Accrued expenses                                 57,605
                                                 --------------

       Total Liabilities                               249,723
                                                 --------------

NET ASSETS                                         $ 7,639,431
                                                 ==============


COMPOSITION OF NET ASSETS
       Paid-in capital                             $ 6,734,139
       Distributions in excess of net
         investment income                          (5,833,645)
       Accumulated net realized gain on
         investments and foreign currency
         transactions                                5,021,197
       Net unrealized appreciation in value
         of investments and foreign
         currencies                                  1,717,740
                                                 --------------
                                                   $ 7,639,431
                                                 ==============


NET ASSET VALUE, PER SHARE

       CLASS I ($7,639,431 / 1,216,250
         shares outstanding)                       $      6.28
                                                 ==============


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED
JUNE 30, 2005 (UNAUDITED)              BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

INVESTMENT INCOME
       Dividends (net of foreign withholding
         taxes of $74,737)                              $    456,140
       Interest                                               67,217
                                                      ---------------
          TOTAL INVESTMENT INCOME                            523,357
                                                      ---------------

EXPENSES
       Advisory fee (Note B)                                 109,246
       Shareholder servicing fee - Class III
         Shares (Note B)                                      28,141
         Class I Shares                                       10,015
       Fund Accounting                                       125,376
       Custody - (Note B)                                     10,986
       Legal                                                  24,203
       Professional fees                                      28,298
       Insurance                                              36,279
       Trustees' fees                                          8,680
       Transfer Agency                                         9,601
       Miscellaneous                                             925
                                                      ---------------
       TOTAL EXPENSES                                        391,750
                                                      ---------------
       Less - reduction in custody fee due
         to undertaking by the Manager -
         (Note B)                                             (3,893)
                                                      ---------------
          NET EXPENSES                                       387,857
                                                      ---------------
          NET INVESTMENT INCOME                              135,500
                                                      ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

       Net realized gain (loss) from:
            Investments                                  123,647,529
            Foreign currency transactions                     93,456
                                                      ---------------
                                                         123,740,985
                                                      ---------------
       Net decrease in unrealized appreciation on:
            Investments                                 (132,058,489)
            Translation of assets and liabilities
              in foreign currencies                         (619,886)
                                                      ---------------
                                                        (132,678,375)
                                                      ---------------

       Net realized and unrealized loss on
         investments and foreign currency
         transactions                                     (8,937,390)
                                                      ---------------
NET DECREASE IN NET ASSETS FROM OPERATIONS              $ (8,801,890)
                                                      ===============


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS    BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------


                                                                                       FOR THE
                                                                                  SIX MONTHS ENDED         FOR THE
                                                                                    JUNE 30, 2005        YEAR ENDED
                                                                                     (UNAUDITED)      DECEMBER 31, 2004
                                                                                  ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
       Net investment income                                                        $     135,500      $   6,611,393
       Net realized gain from investments and foreign currency transactions           123,740,985            675,665
       Net increase (decrease) in unrealized appreciation on investments
            and translation of assets and liabilities in foreign currencies          (132,678,375)        72,417,266
                                                                                    --------------     --------------
       Net increase (decrease) in net assets from operations                           (8,801,890)        79,704,324
                                                                                    --------------     --------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income:
            Class I                                                                       (49,209)          (120,100)
            Class III                                                                  (3,059,600)        (9,292,107)
                                                                                    --------------     --------------
       TOTAL DIVIDENDS AND DISTRIBUTIONS                                               (3,108,809)        (9,412,207)
                                                                                    --------------     --------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
       Net proceeds from shares subscribed:
            Class I                                                                            --          1,810,356
            Class III                                                                          --                 --
       Purchase premium:
            Class I                                                                        28,098                110
            Class III                                                                         320              7,093
       Dividends and distributions reinvested:
            Class I                                                                       129,825            154,789
            Class III                                                                  11,155,812         11,327,149
       Cost of shares redeemed:
            Class I                                                                      (781,950)        (1,563,575)
            Class III                                                                (502,609,730)                --
       INCREASE (DECREASE) IN NET ASSETS FROM TRANSACTIONS IN SHARES OF             --------------     --------------
            BENEFICIAL INTEREST                                                      (492,077,625)        11,735,922
                                                                                    --------------     --------------

       TOTAL INCREASE (DECREASE) IN NET ASSETS                                       (503,988,324)        82,028,039

NET ASSETS

       Beginning of period                                                            511,627,755        429,599,716
                                                                                    --------------     --------------
       End of period (includes distributions in excess of net investment income of
         $5,833,645 and $2,860,336, respectively)                                   $   7,639,431      $ 511,627,755
                                                                                    ==============     ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                   BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SELECTED DATA FOR CLASS I SHARES OUTSTANDING:

                                            For the                                                           For the Period
                                       Six Months Ended     For the           For the           For the     August 12, 2001(a)
                                         June 30, 2005     Year Ended       Year Ended         Year Ended        through
                                          (Unaudited)  December 31, 2004 December 31, 2003 December 31, 2002 December 31, 2001
                                       --------------- ----------------- ----------------- ----------------- -----------------
Net asset value, beginning of period         $6.27         $5.41                $4.14            $5.15              5.39
                                           --------       --------            --------         --------           --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                         0.13          0.07                 0.07             0.05              0.01
Net realized and unrealized gain (loss)
     on investments and foreign
     currency transactions                   (0.12)         0.91                 1.33            (1.01)            (0.25)
                                           --------       --------            --------         --------           --------
Net increase (decrease) in net asset
     value from investment operations         0.01          0.98                 1.40            (0.96)            (0.24)
                                           --------       --------            --------         --------           --------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS
Dividends from net investment income            --         (0.12)               (0.13)           (0.05)               --
Taxable distributions in excess of net
     investment income and net
     realized gain on investments               --            --                   --               --                --
Return of capital distributions                 --            --                   --               --                --
                                           --------       --------            --------         --------           --------
      Total Dividends and Distributions         --         (0.12)               (0.13)           (0.05)               --
                                           --------       --------            --------         --------           --------
Net asset value, end of period               $6.28         $6.27                $5.41            $4.14              5.15
                                           ========       ========            ========         ========           ========


TOTAL RETURN
Total investment return based on net
     asset value (b)                          0.16%        18.07%               33.80%          (18.60%)          (4.45%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
     (000's omitted)                        $7,639        $8,274               $6,913           $4,529           $3,617
Ratio of net expenses to average net
     assets (c)                               0.71%*        0.67%                0.72%            0.72%            0.72%*
Ratio of net investment income
      to average net assets                   4.75%*        1.27%                1.45%            1.20%            0.27%*
Portfolio turnover rate                         19%           25%                  38%              38%              40%



*     Annualized.
(a)   Commencement of share class.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.
(c) From April 2001 to February 2, 2005, the Manager had voluntarily undertaken to pay all custody fees incurred by the Fund. Absent this undertaking, the annualized net expense percentage for Class I in 2001 would have been approximately 0.74%, 0.76% in 2002, 0.75% in 2003, 0.71%
      in 2004 and 0.71% in 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                   BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SELECTED DATA FOR CLASS III SHARES OUTSTANDING:


                                                           For the Period
                                                          January 31, 2005
                                                              thorugh               For the               For the
                                                         February 2, 2005+        Year Ended             Year Ended
                                                            (Unaudited)        December 31, 2004      December 31, 2003
                                                         -------------------   --------------------   ------------------
Net asset value, beginning of period                           $6.30                 $5.43                $4.15
                                                              --------              --------             --------
INCOME FROM INVESTMENT OPERATIONS

Net investment income                                             --                  0.08                 0.07
Net realized and unrealized gain (loss)
     on investments and foreign
     currency transactions                                     (0.15)                 0.91                 1.35
                                                              --------              --------             --------
Net increase (decrease) in net asset
     value from investment operations                          (0.15)                 0.99                 1.42
                                                              --------              --------             --------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income                              --                 (0.12)               (0.14)
Taxable distributions in excess of net investment income
     and net realized gain on investments                         --                    --                   --
Return of capital distributions                                   --                    --                   --
                                                              --------              --------             --------
      Total Dividends and Distributions                           --                 (0.12)               (0.14)
                                                              --------              --------             --------
Net asset value, end of period                                 $6.15                 $6.30                $5.43
                                                              ========              ========             ========

TOTAL RETURN
Total investment return based on net
     asset value (b)                                              --                 18.20%               34.18%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
     (000's omitted)                                            $  0              $503,353             $422,686
Ratio of net expenses to average net
     assets (c)                                                 0.80%*                0.47%                0.52%
Ratio of net investment income
      to average net assets                                    (0.05)%*               1.45%                1.63%
Portfolio turnover rate                                           19%                   25%                  38%






                                                                                                      For the Period
                                                              For the             For the          November 1, 2000 (a)
                                                             Year Ended         Year Ended               through
                                                         December 31, 2002    December 31, 2001     December 31, 2000
                                                         ------------------  ------------------   ---------------------
Net asset value, beginning of period                           $5.15                 $9.65               $10.00
                                                              --------              --------             --------
INCOME FROM INVESTMENT OPERATIONS

Net investment income                                           0.07                  0.06                   --
Net realized and unrealized gain (loss)
     on investments and foreign
     currency transactions                                     (1.02)                (1.53)               (0.35)
                                                              --------              --------             --------
Net increase (decrease) in net asset
     value from investment operations                          (0.95)                (1.47)               (0.35)
                                                              --------              --------             --------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income                           (0.05)                (0.02)                  --
Taxable distributions in excess of net investment income
     and net realized gain on investments                         --                 (2.14)                  --
Return of capital distributions                                   --                 (0.87)                  --
                                                              --------              --------             --------
      Total Dividends and Distributions                        (0.05)                (3.03)                  --
                                                              --------              --------             --------
Net asset value, end of period                                 $4.15                 $5.15                $9.65
                                                              ========              ========             ========

TOTAL RETURN
Total investment return based on net
     asset value (b)                                          (18.41%)              (19.57%)              (3.50%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period

     (000's omitted)                                        $318,380              $395,130             $491,552
Ratio of net expenses to average net
     assets (c)                                                 0.52%                 0.49%                0.69%*
Ratio of net investment income
      to average net assets                                     1.41%                 1.00%                0.00%*
Portfolio turnover rate                                           38%                   40%                   6%



+ There were no Class III shares outstanding for the period February 3 through June 30, 2005. The ending NAV is at February 2, 2005.

*    Annualized.

(a)  Commencement of investment operations.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c) The Manager has voluntarily undertaken to pay all custody fees incurred by the Fund for the foreseeable future. Absent this undertaking, the net expense percentage for Class III in 2001 would have been approximately 0.52%, 0.55% in 2002, 0.55% in 2003, 0.50% in 2004 and 0.81% in 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)                  BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------

COMPANY                                        SHARES        U.S. $ VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 94.4%

BRAZIL - 10.6%
Banco Itau Holding Financeira SA ADR             37,000    $   3,422,500
Companhia Vale do Rio Doce ADR                   99,600        2,916,288
Itausa - Investimentos Itau SA (a)              463,566          997,212
Petroleo Brasileiro SA ADR (a)                  121,700        6,344,221
Tele Norte Leste Participacoes SA ADR           171,700        2,858,805
Unibanco - Uniao de Bancos Brasileiros SA GDR    21,000          811,020
                                                           --------------
                                                              17,350,046
                                                           --------------
CHILE -  0.5%
Banco Santander Chile SA ADR                     23,400          755,820
                                                           --------------

CHINA - 5.3%
China Telecom Corp., Ltd., Class H            4,400,000        1,584,912
CNOOC Ltd.                                    4,600,000        2,751,727
Huaneng Power International, Inc., Class H    1,000,000          733,279
PetroChina Co., Ltd., Class H                 3,280,000        2,426,254
Zhejiang Expressway Co., Ltd., Class H        1,834,000        1,250,460
                                                           --------------
                                                               8,746,632
                                                           --------------
EGYPT - 1.9%
Orascom Telecom Holding SAE GDR (a)              59,893        3,037,042
                                                           --------------

HONG KONG - 0.9%
Citic Pacific Ltd.                              520,000        1,521,876
                                                           --------------

INDIA - 3.3%
HDFC Bank Ltd. ADR                               34,300        1,595,293
Reliance Industries Ltd. GDR 144A*              126,600        3,738,017
                                                           --------------
                                                               5,333,310
                                                           --------------
INDONESIA - 3.9%
Bumi Resources Tbk PT                        17,624,000        1,498,762
PT Bank Rakyat Indonesia                      6,564,500        1,950,518
PT Telekomunikasi Indonesia Tbk               5,660,000        2,899,590
                                                           --------------
                                                               6,348,870
                                                           --------------
ISRAEL -  2.9%
Bank Hapoalim Ltd.                              559,000        1,755,114
Check Point Software Technologies Ltd. (a)       71,000        1,405,800
Makhteshim-Agan Industries Ltd.                 288,125        1,575,251
                                                           --------------
                                                               4,736,165
                                                           --------------
MALAYSIA - 5.7%
Astro All Asia Networks Plc. (a)                992,000        1,422,737
Glomac Berhad                                 1,620,000          537,158
IOI Corp. Berhad                                653,400        1,805,447
IOI Oleochemical Industries Berhad              355,500          902,783
PLUS Expressways Berhad                         950,000          820,000
SP Setia Berhad                                 870,000          934,105
Telekom Malaysia Berhad                         775,000        2,039,474
YTL Power International Berhad                1,664,000          875,789
                                                           --------------
                                                               9,337,493
                                                           --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)                  BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------

COMPANY                                        SHARES        U.S. $ VALUE
--------------------------------------------------------------------------------


MEXICO - 8.1%
America Movil SA de CV, Series L ADR             94,400      $ 5,627,184
Carso Global Telecom, Class A-1 (a)             400,000          736,522
Consorcio ARA SA de CV (a)                      218,000          752,254
Grupo Aeroportuario del Sureste SA de CV, ADR    25,000          796,250
Grupo Financiero Banorte SA de CV, Class O      302,500        1,992,273
Telefonos de Mexico SA de CV, Class L ADR        86,332        1,630,812
WalMart de Mexico SA de CV, Series V            411,640        1,670,173
                                                           --------------
                                                              13,205,468
                                                           --------------
POLAND - 1.4%
Agora SA (a)                                     39,000          747,160
Bank Pekao SA                                    37,000        1,594,899
                                                           --------------
                                                               2,342,059
                                                           --------------
RUSSIA - 3.1%
AO VimpelCom ADR (a)                             29,400        1,000,482
LUKOIL ADR                                       73,084        2,688,030
Mobile Telesystems ADR                           26,800          901,820
Peter Hambro Mining Plc. (a)                     46,500          534,991
                                                           --------------
                                                               5,125,323
                                                           --------------
SOUTH AFRICA - 11.2%
Anglo American Platinum Corp., Ltd.              38,200        1,705,753
Edgars Consolidated Stores Ltd.                  20,200          877,629
Imperial Holdings Ltd. (a)                       78,837        1,208,488
Lonmin Plc.                                      68,000        1,288,340
MTN Group Ltd.                                  218,000        1,445,461
Naspers Ltd., Class N                            94,000        1,169,075
Sasol Ltd.                                      194,500        5,269,320
Standard Bank Group Ltd.                        379,000        3,671,507
Telkom South Africa Ltd.                        100,000        1,634,788
                                                           --------------
                                                              18,270,361
                                                           --------------
SOUTH KOREA - 16.3%
Cheil Communications, Inc.                        6,500        1,223,270
Daewoo Shipbuilding & Marine Engineering
  Co., Ltd.                                     110,000        2,112,724
GS Holdings Corp.                                63,000        1,487,373
Hankook Tire Co., Ltd.                           24,780          299,710
Hanwha Corp.                                    171,520        2,912,604
Hyundai Development Co.                          10,430          245,234
LG Corp.                                        108,000        2,748,331
Oriental Fire & Marine Insurance Co., Ltd.       74,000        1,646,831
S1 Corp.                                         51,200        2,179,777
Samsung Corp.                                   276,200        3,634,562
Samsung Fire & Marine Insurance Co., Ltd.        37,600        3,052,385
Samsung Heavy Industries Co., Ltd.              314,000        2,858,965
Yuhan Corp.                                      19,001        2,197,019
                                                           --------------
                                                              26,598,785
                                                           --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)                  BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------

COMPANY                                        SHARES        U.S. $ VALUE
--------------------------------------------------------------------------------


TAIWAN - 10.3%
AU Optronics Corp.                            1,770,000    $   2,961,617
CTCI Corp.                                    1,250,000          687,954
Far Eastern Department Stores Ltd.            2,690,000        1,616,612
Hon Hai Precision Industry Co., Ltd.            936,249        4,871,438
Phoenixtec Power Co., Ltd.                      650,000          700,052
SinoPac Holdings Corp.                        2,916,891        1,466,957
Taiwan Cellular Corp.                         1,653,000        1,704,474
Taiwan Fertilizer Co., Ltd.                   2,100,000        2,779,807
                                                           --------------
                                                              16,788,911
                                                           --------------
THAILAND - 5.4%
Advanced Info Service PCL NVDR                1,026,000        2,433,398
Bangkok Bank PCL NVDR                         1,030,000        2,517,667
PTT Exploration & Production PCL NVDR           296,000        2,750,823
TISCO Finance PCL NVDR                        1,855,000        1,122,338
                                                           --------------
                                                               8,824,226
                                                           --------------
TURKEY - 3.1%
Dogan Yayin Holdings AS (a)                     438,277        1,102,666
Turkiye Garanti Bankasi AS (a)                  923,665        3,976,843
                                                           --------------
                                                               5,079,509
                                                           --------------
VENEZUELA - 0.5%
Compania Anonima Nacional Telefonos de
  Venezuela ADR                                  47,500          899,650
                                                           --------------

TOTAL COMMON STOCKS
      (cost $112,780,541)                                    154,301,546
                                                           --------------

PREFERRED STOCKS - 2.5%
Brazil -- 2.5%
AES Tiete SA                                 75,600,000        1,344,569
Companhia Vale do Rio Doce ADR                   45,000        1,143,000
Net Servicos de Comunicacao SA (a)            5,888,551        1,595,881
      (cost $3,538,928)                                     --------------
                                                               4,083,450
                                                           --------------

TOTAL INVESTMENTS - 96.9%
      (cost $116,319,469)                                    158,384,996
Other assets less liabilities  - 3.1%                          5,116,895
                                                           --------------
NET ASSETS - 100%                                          $ 163,501,891
                                                           ==============

(a) Non-income producing security.
ADR - American Depositary Receipt.
GDR - Global Depositary Receipt.
NVDR - Non Voting Depositary Receipt.

* Securities are exempt from registration under rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange, therefore, fair valuing not required.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

INDUSTRY DIVERSIFICATION
JUNE 30, 2005 (UNAUDITED)                  BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------
                                                               % OF TOTAL
                                             U.S. $ VALUE      NET ASSETS
                                             --------------    ----------

Automobiles & Parts                          $     299,710           0.2%
Banks                                           26,632,748          16.3
Chemicals                                        8,093,075           5.0
Construction & Building Materials                  997,488           0.6
Diversified Industrials                         13,023,073           8.0
Electronic & Electrical Equipment                8,533,107           5.2
Engineering-General                              2,800,678           1.7
Engineering & Machinery                          2,858,965           1.7
Food Producers & Processors                      2,708,230           1.7
Insurance                                        4,699,216           2.9
Media & Photography                              7,260,789           4.4
Mining & Metals                                  9,087,134           5.6
Oil & Gas                                       23,717,748          14.5
Pharmaceuticals                                  2,197,019           1.3
Real Estate                                      1,471,263           0.9
Retailers-General                                4,164,414           2.5
Support Services                                 4,461,367           2.7
Telecommunication Services                      30,434,414          18.6
Transportation                                   2,866,710           1.8
Utilities                                        2,077,848           1.3
                                             --------------    ----------

Total Value of Investments                     158,384,996          96.9%
Other assets less liabilities                    5,116,895           3.1%
                                             --------------    ----------
Net Assets                                   $ 163,501,891         100.0%
                                             ==============    ==========


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005 (UNAUDITED)                  BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------

ASSETS
       Investments, at value (cost $116,319,469)        $ 158,384,996
       Cash                                                 3,075,526
       Foreign cash, at value (cost $2,539,169)             2,519,671
       Dividends and interest receivable                      603,490
       Receivable for investments sold                         18,828
       Tax reclaims receivable                                  6,341
                                                       ---------------
       Total Assets                                       164,608,852
                                                       ---------------

LIABILITIES
       Payable for investments purchased                      620,671
       Advisory fee payable                                   194,316
       Servicing fee payable                                   48,709
       Accrued expenses                                       243,265
                                                       ---------------
       Total Liabilities                                    1,106,961
                                                       ---------------

NET ASSETS                                              $ 163,501,891
                                                       ===============


COMPOSITION OF NET ASSETS
       Paid-in capital                                  $ 108,298,840
       Undistributed net investment income                  1,540,374
       Accumulated net realized gain on
         investments and foreign currency
         transactions                                      11,616,511
       Net unrealized appreciation in value of
         investments and foreign currencies                42,046,166
                                                       ---------------
                                                        $ 163,501,891
                                                       ===============


NET ASSET VALUE, PER SHARE
       CLASS II ($27,612,115 / 1,530,994
         shares outstanding)                                  $ 18.04
                                                       ===============

       CLASS III ($135,889,776 / 7,521,176
         shares outstanding)                                  $ 18.07
                                                       ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2005 (UNAUDITED)                  BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------

INVESTMENT INCOME
       Dividends (net of foreign withholding
         taxes of $304,842)                           $ 2,457,354
       Interest                                            24,676
                                                    --------------
          TOTAL INVESTMENT INCOME                       2,482,030
                                                    --------------

EXPENSES
       Advisory fee (Note B)                              408,461
       Shareholder servicing fee - Class III
         Shares (Note B)                                   66,791
         Class II Shares                                   31,270
       Custody                                             76,651
       Fund Accounting                                     66,028
       Professional fees                                   29,651
       Legal                                               20,023
       Trustees' fees                                      10,622
       Insurance                                            6,802
       Transfer Agency                                      5,044
       Miscellaneous                                       28,832
                                                    --------------
       TOTAL EXPENSES                                     750,175
                                                    --------------
          NET INVESTMENT INCOME                         1,731,855
                                                    --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

       Net realized gain (loss) from:
            Investments                                 6,543,407
            Foreign currency transactions                (310,228)
                                                    --------------
                                                        6,233,179
                                                    --------------
       Net increase (decrease) in unrealized
         appreciation on:
            Investments                                 5,345,823
            Translation of assets and
              liabilities in foreign
              currencies                                  (33,039)
                                                    --------------
                                                        5,312,784
                                                    --------------

       Net realized and unrealized gain on
         investments and foreign currency
         transactions                                  11,545,963
                                                    --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS           $ 13,277,818
                                                    ==============


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS        BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------


                                                                                         FOR THE SIX
                                                                                         MONTHS ENDED             FOR THE
                                                                                         JUNE 30, 2005           YEAR ENDED
                                                                                          (UNAUDITED)        DECEMBER 31, 2004
                                                                                        ----------------     ----------------
INCREASE IN NET ASSETS FROM OPERATIONS
       Net investment income                                                              $   1,731,855        $   1,840,004
       Net realized gain from investments and foreign currency transactions                   6,233,179           16,518,232
       Net increase in unrealized appreciation on investments and
            translation of assets and liabilities in foreign currencies                       5,312,784           13,545,389
                                                                                        ----------------     ----------------
       Net increase in net assets from operations                                            13,277,818           31,903,625
                                                                                        ----------------     ----------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income:
            Class II                                                                                 --           (1,322,592)
            Class III                                                                                --           (4,884,402)
       Capital gains:
            Class II                                                                                 --           (1,809,034)
            Class III                                                                                --           (8,896,033)
                                                                                        ----------------     ----------------
       TOTAL DIVIDENDS AND DISTRIBUTIONS                                                             --          (16,912,061)
                                                                                        ----------------     ----------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
       Net proceeds from shares subscribed:
            Class II                                                                                 --           27,562,277
            Class III                                                                                --           14,629,424
       Purchase premium:
            Class II                                                                                 --               17,449
            Class III                                                                                --               87,747
       Dividends and distributions reinvested:
            Class II                                                                          2,132,927               998,699
            Class III                                                                        10,488,793             8,111,524
       Cost of shares redeemed:
            Class II                                                                                 --          (10,000,000)
            Class III                                                                                --                   --
       INCREASE IN NET ASSETS FROM TRANSACTIONS IN SHARES OF                            ----------------     ----------------
            BENEFICIAL INTEREST                                                              12,621,720           41,407,120
                                                                                        ----------------     ----------------

       TOTAL INCREASE IN NET ASSETS                                                          25,899,538           56,398,684

NET ASSETS
       Beginning of period                                                                  137,602,353           81,203,669
                                                                                        ----------------     ----------------
       End of period (includes undistributed (overdistributed) net investment income of
         $1,540,374 and ($191,481), respectively)                                         $ 163,501,891        $ 137,602,353
                                                                                        ================     ================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                       BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------

SELECTED DATA FOR CLASS II SHARES OUTSTANDING:

                                              FOR THE SIX     FOR THE PERIOD
                                              MONTHS ENDED   JUNE 21, 2004 (a)
                                             JUNE 30, 2005        THROUGH
                                              (UNAUDITED)    DECEMBER 31, 2004
                                             -------------   -----------------
Net asset value, beginning of period             $16.60           $14.36
                                             -------------   -----------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                              0.22             0.11
Net realized and unrealized gain
     on investments and foreign
     currency transactions                         1.22             4.17
                                             -------------   -----------------
Net increase in net asset
     value from investment operations              1.44             4.28
                                             -------------   -----------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                 --            (0.75)
Taxable distributions in excess of
       net investment income
       and net realized gain on investments          --            (1.29)
                                             -------------   -----------------
       Total Dividends and Distributions             --            (2.04)
                                             -------------   -----------------
Net asset value, end of period                   $18.04           $16.60
                                             =============   =================

TOTAL RETURN
Total investment return based on net
     asset value (b)                               8.67%           30.36%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
     (000's omitted)                            $27,612          $23,251
Ratio of net expenses to average net
     assets                                        1.10%*           0.84%*
Ratio of net investment income
      to average net assets                        2.15%*           1.36%*
Portfolio turnover rate                              22%              80%


*     Annualized.

(a)   Commencement of investment operations.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                       BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------

SELECTED DATA FOR CLASS III SHARES OUTSTANDING:


                                            FOR THE SIX                       FOR THE PERIOD
                                            MONTHS ENDED       FOR THE       APRIL 4, 2003 (a)
                                           JUNE 30, 2005      YEAR ENDED          THROUGH
                                            (UNAUDITED)   DECEMBER 31, 2004  DECEMBER 31, 2003
                                           -------------  -----------------  -----------------
Net asset value, beginning of period           $16.61           $15.03            $10.00
                                           -------------  -----------------  -----------------
INCOME FROM INVESTMENT OPERATIONS

Net investment income                            0.20             0.26              0.10
Net realized and unrealized gain
     on investments and foreign
     currency transactions                       1.26             3.36              5.82
                                           -------------  -----------------  -----------------
Net increase in net asset value
    from investment operations                   1.46             3.62              5.92
                                           -------------  -----------------  -----------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income               --            (0.75)            (0.10)
Taxable distributions in excess of
       net investment income
       and net realized gain on investments        --            (1.29)            (0.79)
                                           -------------  -----------------  -----------------
       Total Dividends and Distributions           --            (2.04)            (0.89)
                                           -------------  -----------------  -----------------
Net asset value, end of period                 $18.07           $16.61            $15.03
                                           =============  =================  =================

TOTAL RETURN
Total investment return based on net
     asset value (b)                             8.79%           24.62%            59.22%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
     (000's omitted)                         $135,890         $114,351           $81,204
Ratio of net expenses to average net
     assets                                      0.96%*           0.77%             1.11%*
Ratio of net investment income
      to average net assets                      2.29%*           1.67%             1.06%*
Portfolio turnover rate                            22%              80%               68%


*     Annualized.

(a)   Commencement of investment operations.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005 (UNAUDITED)

NOTE A -- ORGANIZATION AND ACCOUNTING POLICIES

         Baillie Gifford International Equity Fund ("International Equity Fund") and Baillie Gifford Emerging Markets Fund ("Emerging Markets Fund") (each, a "Fund", and collectively, the "Funds") are a series of Baillie Gifford Funds (the "Trust"). Each Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Massachusetts business trust under the laws of Massachusetts by an Amended and Restated Agreement and Declaration of Trust dated August 17, 2001. Each of the Funds offers three classes of shares, Class I, Class II and Class III shares (unlimited number of shares authorized, without par value). At June 30, 2005, shares issued and outstanding for the International Equity Fund were of Class I shares and shares issued and outstanding for the Emerging Markets Fund were of Class II and Class III shares. The financial statements of the Funds have been prepared in conformity with U.S. generally accepted accounting principles. Management is required to make certain estimates and assumptions that affect the reported amounts of assets and liabilities for the Funds and disclosure of contingent assets and liabilities for the Funds at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations for the Funds during the reporting period. Actual results could differ from those estimates. Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of shares based upon their relative net asset value on the date income is earned or expensed and realized and unrealized gains and losses are incurred. The following is a summary of significant accounting policies followed by the Funds.

VALUATION OF INVESTMENTS

         Equity securities listed on an established securities exchange are normally valued at their last sale price on the exchange where primarily traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Equity securities listed on an established securities exchange or, on the NASDAQ National Market System for which there is no reported sale during the day, and in the case of over-the-counter securities not so listed, are valued at the mean between the last bid and asked price. Other securities for which current market quotations are not readily available, and all other assets are taken at fair value as determined in good faith by the Board of Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Trustees or by pricing services.

         Generally, trading in foreign securities markets is substantially completed each day at various times prior to close of regular trading on the New York Stock Exchange. Occasionally, events affecting the value of foreign fixed income securities and of equity securities of non-U.S. issuers not traded on a U.S. exchange may occur between the completion of substantial trading of such securities for the day and the close of regular trading on the New York Stock Exchange, which events will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of the Fund's portfolio securities occur during such period, then these securities will be valued at their fair value as determined in good faith by Baillie Gifford Overseas Limited (the "Manager"), pursuant to procedures approved by the Trustees.

         The Funds invest in obligations of foreign entities and securities denominated in foreign currencies. Such investments involve risk not typically involved with domestic investments. Such risks include fluctuations in the foreign exchange rates, inability to convert proceeds into U.S. dollars, application of foreign tax laws, foreign investment restrictions, less publicly available information about foreign financial instruments, less liquidity resulting from substantially less trading volume, more volatile prices and generally less government supervision of foreign securities markets and issuers.

         Repurchase agreements are carried at cost, which approximates market value (See Note D).

FOREIGN CURRENCY TRANSLATION

         The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the rate of exchange to determine the value of investments, assets and liabilities. For each of the Funds, purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate that portion of net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

         Net realized foreign exchange gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

FORWARD FOREIGN CURRENCY CONTRACTS

         The Funds may enter into forward foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of securities denominated in a particular currency. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Fluctuations in the value of forward foreign currency exchange contracts are recorded for book purposes as unrealized gains or losses on foreign currency related transactions by the Funds. When forward contracts are closed, the Funds record realized gains or losses equal to the differences between the values of such forward contracts at the time each was opened and the value at the time each was closed. Such amounts are recorded in net realized gain or loss on foreign currency related transactions. At June 30, 2005, the Funds did not have any forward foreign currency contracts outstanding.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME

         The securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

FEDERAL TAXES

         The Trust intends to qualify to be taxed as a "regulated investment company" under the provisions of the U.S. Internal Revenue Code of 1986, as amended, and as such will not be subject to federal income tax on income (including any net realized capital gains) which is distributed in accordance with the provisions of the Code to the Funds' shareholders. Therefore, no federal income tax provision is required.

         Investment income received from investments in foreign currencies may be subject to foreign withholding tax. Whenever possible, the Funds will attempt to operate so as to qualify for reduced tax rates or tax exemptions in those countries with which the United States has a tax treaty.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

         The Funds intend to distribute each year, as dividends, substantially all net investment income and net capital gains realized. All such dividends or distributions are credited in the form of additional shares of the Fund at net asset value on the ex-dividend date. Currently, the Funds' policy is to distribute net investment income and net capital gains on an annual basis. Such distributions are determined in conformity with federal income tax regulations.

         At December 31, 2004, the International Equity Fund had a capital loss carryforward of $112,459,227 to offset future net capital gains. $73,000,548 of such carryforward, if unused, will expire on December 31, 2010, $38,074,731 of such carryover, if unused will expire on December 31, 2011 and $1,383,948 of such carryover, if unused will expire on December 31, 2012. In addition, the Emerging Markets Fund generated a post-October net currency loss of $14,097 and International Equity Fund generated a post-October net capital loss of $6,260,561.

         For the year ended December 31, 2004, the tax character of the dividends paid, as reflected in the statements of changes in net assets were:

--------------------- ----------------- -------------------------
Fund                   Ordinary Income   Long-Term Capital Gains
--------------------- ----------------- -------------------------
                              2004                2004
--------------------- ----------------- -------------------------
International Equity      $ 9,412,207          $        --
Emerging Markets           10,810,663            6,101,398
--------------------- ----------------- -------------------------

NOTE B -- INVESTMENT MANAGEMENT AND OTHER SERVICES

         The Funds are advised and managed by Baillie Gifford Overseas Limited (the "Manager"). The Manager, an investment adviser registered with the Securities and Exchange Commission, is a wholly owned subsidiary of Baillie Gifford & Co.

         Under Investment Advisory Agreements between the Manager and the Trust on behalf of each Fund, each Fund pays the Manager a quarterly management fee, in arrears, at the following annual rate of the respective Fund's average net assets (calculated by taking the average of all determinations of net asset value made at the end of each month):

Fund                                                 Management Fee
----                                                 --------------
International Equity Fund                                0.35%
Emerging Markets Fund                                    0.50%

          For the six months ended June 30, 2005, the International Equity Fund incurred $229,296 in management fees, and the Emerging Markets Fund incurred $408,461 in management fees during the same period.

         The Funds have adopted a Shareholder Service Plan providing that the Fund may pay the Manager or any other entity that acts from time to time as the shareholder servicing agent with respect to a class of Fund shares for services rendered and expenses borne in connection with the provision of personal services provided to Fund investors and/or the maintenance of shareholder accounts. For these services, the International Equity Fund pays the Manager a fee at the annualized rate of 0.25% and 0.05% of the Fund's average daily net assets attributable to Class I and Class III shares, respectively and the Emerging Markets Fund pays the Manager a fee at the annualized rate of 0.25% and 0.10% of the Fund's average daily net assets attributable to Class II and Class III shares, respectively. For the six months ended June 30, 2005, the International Equity Fund incurred $8,015 in Shareholder Servicing Fees for Class I shares. For the period January 1, 2005 through February 2, 2005, the period during the first six months of 2005 in which Class III shares were outstanding, the International Equity Fund incurred $5,091 in Shareholder Servicing Fees for Class III shares. For the six months ended June 30, 2005, the Emerging Markets Fund incurred $31,270 and $66,791 in Shareholder Servicing Fees for Class II and Class III shares, respectively.

         In April 2001, the Manager voluntarily undertook to pay all custody fees incurred by the International Equity Fund. The International Equity Fund remained contractually obligated to pay the custody fees incurred and the Manager reserved the right to terminate such undertaking at any time. With effect from February 3, 2005, the Manager terminated this undertaking. For the period from January 1, 2005 to February 2, 2005, the Manager has incurred $3,893 of custody fees on behalf of the International Equity Fund

NOTE C -- INVESTMENT TRANSACTIONS

         Purchases and proceeds from sales of securities (excluding short-term securities) were as follows:

                            International Equity Fund
                     For the Six Months Ended June 30, 2005
--------------------------------------------------------------------------------
Purchases
     Stocks and debt obligations                            $ 28,351,905

Sales
     Stocks and debt obligations                            $513,082,358

         The gross unrealized appreciation and (depreciation) on investments at June 30, 2005 is as follows:

Gross Appreciation                                             $1,813,271
Gross Depreciation                                                (95,548)
                                                             -------------
     Net Unrealized Appreciation                               $1,717,723
                                                             -------------


                              Emerging Markets Fund
                     For the Six Months Ended June 30, 2005
--------------------------------------------------------------------------------
Purchases
     Stocks                                                  $34,587,280

Sales
     Stocks                                                  $32,846,078


         The gross unrealized appreciation and (depreciation) on investments at June 30, 2005 is as follows:

Gross Appreciation                                           $ 43,564,225
Gross Depreciation                                             (1,498,698)
                                                             --------------
     Net Unrealized Appreciation                             $ 42,065,527
                                                             --------------

         The Funds may be party to financial instruments with off-balance-sheet risk, primarily forward contracts, in order to minimize the impact of adverse changes in the relationship between the U.S. dollar and various foreign currencies. These instruments involve market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counter-parties to meet the terms of their contracts, future adverse movement in currency values and contract positions that are not exact offsets. The contract amount indicates the extent of each Fund's involvement in such currencies.

NOTE D -- REPURCHASE AGREEMENTS

            A repurchase agreement is the purchase of a security at a specified price with an agreement to sell the same or substantially the same security to the same counterparty at a fixed or determinable price at a future date.
Collateral underlying repurchase agreements takes the form of either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Funds maintain the right to sell the collateral and may claim any resulting loss against the seller. Repurchase agreements by a Fund of more than seven days duration (or investments in any other securities which are deemed to be illiquid) are not permitted if more than 10% of Fund's net assets would be so invested. At June 30, 2005 the Funds did not have any repurchase agreements outstanding.

NOTE E -- TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

                            International Equity Fund


                                           Class I Shares                                  Class III Shares
                                      For the Six Months Ended                      For the Period January 1, 2005
                                           June 30, 2005                               through February 2, 2005*
                           -----------------------------------------------    --------------------------------------------
                                  Shares                    Amount                  Shares                  Amount
                           ----------------------    ---------------------    --------------------    --------------------

Shares sold                                   --                       --                      --                      --

Purchase premium                              --                   28,098                      --                     320

Shares issued in
reinvestment of
dividends and
distributions                             21,234                  129,825               1,815,775              11,155,812


Shares redeemed                        (125,568)                (781,950)            (81,668,733)           (502,609,730)
                           ----------------------    ---------------------    --------------------    --------------------

Net increase (decrease)                (104,334)               $(624,027)              79,852,958          $(491,453,598)
                           ======================    =====================    ====================    ====================


* There were no Class III shares outstanding for the period February 3 through June 30, 2005.

                              Emerging Markets Fund


                                       Class II Shares                                    Class III Shares
                                   For the Six Months Ended                           For the Six Months Ended
                                        June 30, 2005                                      June 30, 2005
                        -----------------------------------------------    -----------------------------------------------
                               Shares                    Amount                   Shares                   Amount
                        ----------------------    ---------------------    ---------------------    ----------------------

Shares sold                                --                       --                       --                        --

Purchase premium                           --                       --                       --                        --

Shares issued in
reinvestment of                       130,031                2,132,927                  638,685                10,488,793
dividends and
distributions

Shares redeemed                            --                       --                       --                        --
                        ----------------------    ---------------------    ---------------------    ----------------------

Net increase                          130,031               $2,132,927                  638,685               $10,488,793
                        ======================    =====================    =====================    ======================



            On February 2, 2005, New York State Teachers Retirement Systems ("NYSTRS") redeemed all of its shares of the International Equity Fund. This redemption constituted 98.4% of the shares outstanding of the International Equity Fund. The redemption was executed as an in kind transfer of stock and cash for 99.7% of the value of NYSTRS's holdings. The remaining proceeds due to NYSTRS, which are represented by NYSTRS's proportionate share of the International Equity Fund's net receivables at the redemption date will be transferred to NYSTRS upon receipt by the International Equity Fund.

            At June 30, 2005, Sears Canada Inc. Health and Welfare Plan, which is established under the laws of Canada and located at 222 Jarvis Street, 9th Floor, Toronto, Ontario, Canada M5B 2BE, owned 100% of the voting securities of the International Equity Fund. On that same date, Nebraska Investment Council, which is a Nebraska state investment agency located at 941 "O" Street, Suite 500, Lincoln, Nebraska 68506, owned 83.1% of the voting securities of the Emerging Markets Fund and Fire and Police Pension Association of Colorado located at 5290 DTC Parkway, Suite 100, Greenwood Village, Colorado 80111-2721, owned 16.9% of the voting securities of the Emerging Markets Fund.

INVESTMENT ADVISORY AGREEMENT CONTRACT

         At a meeting held on June 23, 2005, the Board of Trustees of the Trust approved the renewal of the investment advisory agreements for each of the International Equity Fund and the Emerging Markets Fund. In determining to approve the agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative, but took into account a number of factors.

         The Board considered the nature, extent and quality of the services provided by the Manager for each of the Emerging Markets and International Equity Funds and concluded that they were satisfactory. In reaching this conclusion they reviewed the Manager's Form ADV, each Fund's performance, the investment and compliance personnel involved in the management of each Fund, the Funds' compliance program established by the Manager and each Fund's low level of expenses compared to other similar funds.

         In concluding that each Fund's investment performance was favorable and consistent with the Fund's investment strategy, the Board considered long-term and short-term performance information for each Fund compared to the Fund's benchmark and materials prepared by Lipper (independent provider of mutual fund data) showing comparable performance to a peer group of funds selected by Lipper. The Trustees also noted that they receive monthly updates on performance.

         The Board reviewed financial information provided by the Manager and its affiliates including information about the revenues received with respect to each Fund. The Board received information on the overall profitability to the Manager on its investment management fee revenue. The Board concluded that the Manager's profits were reasonable in light of the services provided to each Fund.

         The Board reviewed each Fund's management fee, other expenses and the total expense ratio and compared them to fees and expenses of other comparable funds based on data provided by Lipper. The comparable fund information showed that each Fund's management fee and total expense ratio were below the average of the comparable funds. The Board also reviewed the fee schedules for privately managed accounts of the Manager and its affiliates with the same investment mandate. On the basis of the information provided, the Board concluded that the management fees were reasonable.

         With respect to economies of scale, the Board considered that each management fee and total expense ratio were on the low end of the spectrum of comparable funds. With respect to the International Equity Fund, the Board considered the small amount of assets. With respect to the Emerging Markets Fund, the Board considered that it had asset level limitations. Based on these factors, the Board determined that the total expense ratios of each Fund were reasonable.

         Based on their evaluation of these factors, and assisted by independent counsel, the Trustees approved the renewal of the advisory agreements for each Fund.

ITEM 2. CODE OF ETHICS.

Not applicable for a semi-annual reporting period.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for a semi-annual reporting period.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for a semi-annual reporting period.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The schedule is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There has been no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's second fiscal quarter of the first fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Not applicable.

(a)(2) A separate certification of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)). Attached hereto.

(a)(3) Not applicable.

(b) Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BAILLIE GIFFORD FUNDS
            --------------------------------------------------------------------

By          /s/ R Robin Menzies
   -----------------------------------------------------------------------------
         R Robin Menzies, President

Date     August  29, 2005
    ----------------------------------------------------------------------------



Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ R Robin Menzies
   -----------------------------------------------------------------------------
         R Robin Menzies, President

Date     August 29, 2005
    ----------------------------------------------------------------------------


By          /s/ Dickson Jackson
   -----------------------------------------------------------------------------
         Dickson Jackson, Treasurer

Date     August 29, 2005
    ----------------------------------------------------------------------------